Operating Loss (Details) - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Operating Loss [Abstract]
Depreciation of property, plant and equipment	£ 2,752	£ 2,329	£ 7,741	£ 5,018
Depreciation of right-of-use assets	1,021	874	2,937	2,648
Amortisation of intangible assets	1,126	1,173	3,426	3,499
Research and development expenses	27,234	32,608	75,906	99,013
Foreign exchange losses/(gains)	2,221	(3,272)	1,294	(1,628)
Share-based payment charge	5,041	6,357	3,961	20,150
(Reversal of)/impairment of right-of-use assets	(567)	0	1,052	0
Impairment of plant and equipment	33	0	1,991	0
Professional fees associated with the Company's proposed business combination	£ 16,298	£ 0	£ 16,298	£ 0